UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Total operating revenues		$ 248,665	$ 85,950
Vessel operating expenses		67,761	38,870
Voyage and charterhire expenses		15,307	20,637
Administrative expenses		38,867	27,188
Project development expenses		16,964	6,383
Depreciation and amortization	[1]	65,394	59,937
Total operating expenses		254,727	174,206
Realized and unrealized gain on oil derivative instrument		200,088	0
Other operating gains and losses	[2]	23,278	0
Total other operating income		223,366	0
Operating income (loss)		217,304	(88,256)
Other non-operating income
Other		0	108
Total other non-operating income		0	108
Financial income (expense)
Interest income		7,150	4,704
Interest expense		(70,657)	(53,085)
(Losses) gains on derivative instruments		(12,258)	580
Other financial items, net		4,621	(4,075)
Net financial expense		(71,144)	(51,876)
Income (loss) before income taxes, equity in net earnings (losses) of affiliates and non-controlling interests		146,160	(140,024)
Income taxes		(640)	(1,070)
Equity in net earnings (losses) of affiliates		(3,547)	(19,100)
Net income (loss)	[1]	141,973	(160,194)
Net income attributable to non-controlling interests		(60,444)	(23,332)
Net income (loss) attributable to Golar LNG Limited		$ 81,529	$ (183,526)
Basic and diluted loss per share (in USD per share)		$ 0.81	$ (1.82)
Cash dividends declared and paid per share (in USD per share)		$ 0.225	$ 0.15
Other operating gain		$ 36,000
Other operating loss		12,700
Time and Voyage Charter
Total operating revenues		123,414	$ 52,004
Liquefaction Services
Total operating revenues		73,101	0
Vessel and Other Management Fees
Total operating revenues		15,968	16,930
Collaborative Arrangement
Voyage and charterhire expenses		50,434	21,191
Collaborative Arrangement | Time Charter
Total operating revenues		$ 36,182	$ 17,016

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.
[2]	This represents initial amounts of $36.0 million recovered in connection with the ongoing arbitration proceedings arising from the delays and the termination of the Golar Tundra time charter with a former charterer, partially offset by a write off of $12.7 million of the trading balance with OneLNG, subsequent to the decision to dissolve OneLNG, as we deem it to be no longer recoverable (see note 16).